CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2016
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

	December 31,
	2015	2016
	RMB’000	RMB’000	US$’000

Cash and cash equivalents on the consolidated balance sheets	606,796	134,924	19,433
Cash and cash equivalents included in assets held for sale (Note 9)	9,422	21,696	3,125

Cash and cash equivalents on the consolidated statements of cash flows	616,218	156,620	22,558